Other income, gains or loss - net	12 Months Ended
Dec. 31, 2021
Other income, gains or loss - net
Other income, gains or loss - net

8    Other income, gains or loss - net

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net foreign exchange (loss)/gain	(8,569)	285,722	77,143
Government grants and tax rebates (Note a)	17,795	63,627	51,080
Net gain on financial assets at fair value through profit or loss	38,891	49,447	45,644
Gain on dilution of interest in associate (Note 14)	—	2,511	—
Net gain on financial assets measured at fair value through other comprehensive income	44	2,092	7
Gain/(loss) on disposal of property and equipment and intangible asset	13,267	1,302	(266)
Guarantee (loss)/gain, net (Note b)	(137,191)	(69,185)	10,757
Net loss on derivatives	(244)	(281,691)	(169,545)
Others	1,753	4,607	(899)
	(74,254)	58,432	13,921

(a)	Government grants and tax rebates were related to income. There were no unfulfilled conditions or contingencies related to these subsidies.

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Government grants	7,397	44,202	28,871
- Technology development incentives	—	25,425	14,391
- Epidemic subsidies	—	4,000	—
- Operation subsidies	7,397	14,777	14,480
Tax rebates	10,398	19,425	22,209
	17,795	63,627	51,080

8     Other income, gains or loss – net (Continued)

(b)	Guarantee (loss)/gain, net

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Interest income on financial guarantee fee receivables (Note 19(a))	24,802	5,257	466
Impairment (loss)/reversal of financial guarantee fee receivables (Note 19(a))	(29,712)	(7,988)	7,250
Guarantee (charge)/gain arising from changes in estimates under financial guarantee contract	(132,281)	(66,454)	3,041
	(137,191)	(69,185)	10,757